Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2024	7,047,537
Balance at Dec. 31, 2024	$ 211,426	$ 258,887,424	$ 103,850,982	$ 0	$ 362,949,832	$ 0	$ 362,949,832
Net income	0	0	66,776,511	0	66,776,511	0	66,776,511
Spin-off of Euroholdings Ltd. to shareholders (Note 1)	0	0	(17,331,722)	0	(17,331,722)	0	(17,331,722)
Share-based compensation	$ 0	1,023,848	0	0	$ 1,023,848	$ 0	$ 1,023,848
Repurchase and cancellation of common shares (in shares)	(40,925)				(1,307,133)	0	(1,307,133)
Repurchase and cancellation of common shares	$ (1,228)	(1,305,905)	0	0
Dividends declared	$ 0	0	(9,131,297)	0	$ (9,131,297)	$ 0	$ (9,131,297)
Balance (in shares) at Jun. 30, 2025	7,006,612
Balance at Jun. 30, 2025	$ 210,198	258,605,367	144,164,474	0	402,980,039	0	402,980,039
Other comprehensive loss							0
Balance (in shares) at Dec. 31, 2025	7,055,881
Balance at Dec. 31, 2025	$ 211,676	258,724,564	204,507,547	0	463,443,787	0	463,443,787
Net income	0	0	65,735,671	0	65,735,671	(608,115)	65,127,556
Share-based compensation	0	1,678,215	0	0	1,678,215	0	1,678,215
Dividends declared	$ 0	0	(10,936,614)	0	(10,936,614)	0	(10,936,614)
Balance (in shares) at Jun. 30, 2026	7,055,381
Balance at Jun. 30, 2026	$ 211,661	260,402,794	259,306,604	(1,058,000)	518,863,059	5,017,134	523,880,193
Other comprehensive loss	$ 0	0	0	(1,058,000)	(1,058,000)	0	(1,058,000)
Capital contributions made by non-controlling shareholders (Note 13)						5,625,249	5,625,249
Shares forfeited (in shares)	(500)
Shares forfeited	$ (15)	$ 15	$ 0	$ 0	$ 0	$ 0	$ 0